Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 6	$ 208
Licensed content	443,077	0
Total Current Assets	443,083	208
Other Assets
Other Assets	6,000	0
Total assets	449,083	208
Current Liabilities
Accounts payable	1,625,535	710,769
Accrued expenses	480,000	690,247
Related party accounts payable	0	340,163
Accrued compensation	858,796	495,167
Accrued interest	9,601	0
Convertible promissory notes payable, net of discounts	378,705	0
Promissory notes payable	35,000	0
Derivative liability	664,426	0
Total current liabilities	4,052,063	2,236,346
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 200,000,000 shares authorized and none issued and outstanding at December 31, 2015 and 2014	0	0
Common stock, $0.001 par value, 2,000,000,000 shares authorized and 234,343,197 and 758,065,119 shares issued and outstanding at December 31, 2015 and 2014, respectively	234,344	758,065
Additional paid in capital	104,430,107	22,923,087
Accumulated deficit	(108,267,431)	(25,917,290)
Total stockholders' equity (deficit)	(3,602,980)	(2,236,138)
Total liabilities and stockholders' equity (deficit)	$ 449,083	$ 208